Corporate Information (Details)	6 Months Ended
Jun. 30, 2024 USD ($) shares
Corporate Information [Line Items]
Total consideration	$ 136,499,983
Ownership percentage	55.25%
Brand Valued [Member]
Corporate Information [Line Items]
Total consideration	$ 76,000,000
Subscribers Relationship Valued [Member]
Corporate Information [Line Items]
Total consideration	19,000,000
Cash Consideration [Member]
Corporate Information [Line Items]
Total consideration	$ 41,499,983
Ordinary Shares [Member]
Corporate Information [Line Items]
Common shares (in Shares) | shares	36,985,507